CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 228,632	$ 425,823
Time deposits	63,825	1,981
TOTAL	$ 292,457	$ 427,804	$ 278,939	$ 62,721